BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
NOTE 3:-	BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS

a.	On January 17, 2010, Magic, through one of its U.S subsidiaries, completed the acquisition of a consulting and staffing services business of a U.S-based IT services company, for a total consideration of $ 13,684, of which $ 8,625 was paid upon closing and the remaining $ 5,400 has been paid as of December 31, 2012.

In accordance with ASC 805-30-35-1 the Company re-measures the contingent consideration based on the fair value at each reporting date until the contingency is resolved or the payment is made, while the changes in fair value are recognized in earnings in the financial expenses using the interest method over the period. The deferred payment was recorded at present value and is amortized using the interest method during the relevant period into financial expenses. As a result, since the acquisition the Company recorded financial expenses of $ 183, $ 110 and $ 48 during 2010, 2011 and 2012, respectively.

The acquired business provides a comprehensive range of consulting and staffing services for the telecom, network communications and information technology industries.

The acquisition was accounted for using the purchase method. The results of operations were included in the consolidated financial statements of the Company commencing on January 17, 2010. The consideration for the acquisition was attributed to net assets on the basis of fair value of assets acquired and liabilities assumed, based on an appraisal performed by the management of Magic, which was based upon a number of factors and, which relied in part upon assistance from independent appraisers.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed, with reference to the acquisition as of January 17, 2010:

Working capital, including deferred tax liability	$3,926
Fixed assets	54
Goodwill	4,831
Customer relationships	4,873

Total assets acquired	13,684

Liabilities due to acquisition activities	5,059

Net assets acquired	$8,625

The Company amortizes its intangible assets over periods ranging from 4-15 years, based on two types of customer relationships identified.

b.	In 2010, Formula's subsidiaries, Matrix, Magic and Sapiens, completed the acquisition of additional activities for an aggregate total consideration of up to $ 8,080, of which as of December 31, 2011 and 2012 approximately $ 472 and $ 0, respectively, was contingent upon the acquired activities achieving certain performance targets. The aggregate total consideration includes $ 1,160 paid as an advance payment towards an acquisition concluded on January 1, 2012. During 2012 Formula and its subsidiaries paid approximately $ 693 of the aforementioned contingent consideration. As of December, 31, 2012, the Company has no additional consideration obligation with respect to any of the abovementioned acquisitions.

c.	On December 27, 2011, Magic completed the acquisition of the AppBuilder activity of BluePhoenix Solutions ("AppBuilder"), a leading provider of value-driven legacy IT modernization solutions, for $12,565. During 2012, the Company paid an additional amount of $ 140 with respect to the acquisition. AppBuilder is a comprehensive application development infrastructure used by many enterprises around the world. This premier enterprise application development environment is a powerful, model-driven tool that enables development teams to build, deploy, and maintain large-scale, custom-built business applications.

The acquisition was accounted for via the purchase method. The results of operations were included in the consolidated financial statements of the Company commencing on January 1, 2012.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed, with reference to the acquisition as of December 27, 2011:

Net liabilities	$(3,248)
Intangible assets	7,251
Goodwill	8,702

Net assets acquired	$12,705

*) In its financial statements for the year ended December 31, 2011 the Company included provisional amounts of the estimated fair values of the tangible and intangible assets acquired. In 2012, the Company completed the valuation of the tangible and intangible assets. As a result, the main adjustments to the provisional amounts of the fair value of the tangible and intangible assets and liabilities at the purchase date were an increase in value of the intangible assets of $ 1,465 and an increase in the value of the deferred revenues of $ 1,348. Adjustments recorded to profit and loss were immaterial.

Identifiable intangible assets, including customer relationships were valued using a variation of the income approach. This method utilized a forecast of expected cash inflows, cash outflows and contributory charges for economic returns on tangible and intangible assets employed.

Amounts of $ 4,430, $ 2,138 and $ 683 of the purchase price were allocated to customer relationships, developed technology and backlog, respectively. The Company amortizes the customer relationships, backlog and acquired technology over periods of 15 years, 15 years and 3.5 years, respectively.

d.	In 2011, the Company’s subsidiaries, Matrix and Magic, completed the acquisition of additional activities for an aggregate total consideration of up to $ 21,463, of which as of December 31, 2011 and 2012 the payment of approximately $ 1,100 and $ 1,250, respectively, was contingent upon the acquired activities achieving certain performance targets from 2011 through 2013.

e.	On August 21, 2011 Sapiens acquired all of the outstanding shares of FIS, a provider of packaged-based insurance software solutions for Life and Pension ("L&P"), and IDIT, a provider of insurance software solutions which focuses on the Property & Casualty ("P&C") market. Sapiens financed the acquisition mainly via the issuance of Sapiens shares, resulting in a dilution of Formula's interest in Sapiens from 75.6% to 42.2% and the Formula's loss of control of Sapiens, which, in turn, required the deconsolidation of Sapiens' results from the Company's financial statements. Following the loss of control, the Company maintained significant influence over Sapiens, and started using the equity method of accounting on Sapiens results.

Upon the loss of control, in 2011, the Company recognized a gain in an amount of $ 25,833, which is presented in the income statement as equity in gains of affiliated companies, net. This gain is related to the remeasurement of the retained investment in Sapiens to its fair value. The fair value of the retained investment in Sapiens was measured according to Sapiens' share price on August 21, 2011 of $4.1 per share.

On January 27, 2012, Formula consummated the purchase of Sapiens common shares from two former shareholders of FIS and IDIT (Sapiens' recently-acquired companies) and other shareholders, resulting in Formula’s interest in Sapiens' outstanding common shares increasing from 47.3% to 52.1%, regaining a controlling interest in Sapiens and recording a gain in the amount of $ 3,410. This gain is related to the remeasurement of the retained investment in Sapiens to its fair value. The fair value of retained investment in Sapiens was measured according to Sapiens' share price on January 27, 2012 of $4.28 per share.

The acquisition was accounted for using the purchase method. The results of operations of Sapiens have been consolidated commencing as of January 27, 2012.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed, with reference to the acquisition as of January 27, 2012:

Net assets	$112,536
Customer relationships	5,644
Developed Technology	2,926
Backlog	2,828
OCS liability (See note 14f)	(3,740)
Deferred tax liability	(1,974)
Non-controlling interest	(81,605)
Goodwill	51,614

Net assets acquired	$88,229

In performing the purchase price allocation, management considered, among other factors, analyses of historical financial performance, highest and best use of the acquired assets and estimates of future performance of Sapiens' business. In performing the purchase price allocation, the fair value of intangible assets such as customer relationship was determined based on the income approach and core technology was valued using the relief from royalty method.

The following represents the unaudited pro forma condensed results of operations for the years ended December 31, 2011 and 2012, as if Sapiens had been controlled by Formula during the entire period from January 1, 2011, after giving effect to purchase accounting adjustments, including amortization of intangible assets as well as the gains recorded upon the changes in control over Sapiens which occurred during the period. This pro forma financial information is not necessarily indicative of the combined results that would have been attained had the purchase of Sapiens shares taken place at the beginning of 2011, nor is it necessarily indicative of future results.

	Year ended December 31,
	2011	2012
	Unaudited

Total revenues	$674,029	$753,392
Net income attributable to Formula Shareholders	$16,233	$21,143
Earnings per share
Basic	$1.20	$1.57
Diluted	$1.18	$1.51

f.	In July 2012, Magic acquired an 80% interest in Comm-IT Group, (including "Comm-IT Technology Solutions" and "Comm-IT Software"), a software and systems development house that specializes in providing advanced IT and communications services and solutions, for a total consideration of $ 9,021, of which $ 4,990 was paid upon closing and the remaining $ 4,031 is to be paid during the next two years, of which, $ 1,414 is contingent upon the acquired business meeting certain operational targets in 2012 and 2013, and $ 2,617 in deferred payments. The Purchaser (Magic) and the seller hold mutual call and put options respectively for the remaining 20% interest. As a result of the put option, the Company recorded a redeemable non-controlling interest in an amount of $ 1,880.

As of December 31, 2012 the Company’s liability towards the sellers is estimated at $ 4,042. The Company believes that the acquisition of this business will enable it to expand its professional services offering and leverage its relationships with top tier customers. Acquisition related costs were immaterial.

In accordance with ASC 805-30-35-1, the Company re-measures the contingent consideration based on the fair value at each reporting date until the contingency is resolved or the payment is made, while the changes in fair value are recognized in earnings in the financial expenses using the interest method over the period. The contingent payment was recorded at present value and was amortized using the interest method during the relevant period into financial expenses.

The acquisition was accounted for via the purchase method. The results of operations were included in the consolidated financial statements of the Company commencing as of July 1, 2012.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed:

Net assets	$1,219
Non-controlling interest	(1,880)
Intangible assets *)	3,873
Goodwill *)	5,809

Net assets acquired	$9,021

*) The estimated fair values of the tangible and intangible assets are provisional and are based on information that was available as of the acquisition date to estimate the fair value of these amounts. The Company believes the information provides a reasonable basis for estimating the fair values of these amounts, but is waiting for additional information necessary to finalize those fair values. Therefore, provisional measurements of fair value reflected are subject to change. The Company expects to finalize the tangible and intangible assets valuation and complete the acquisition accounting as soon as practicable as but no later than the measurement period.

g.	In January 2012, Matrix acquired a 60% interest in Exzac inc., a US risk management company in the field of risk management for financial institutions that deals in commerce, and which specializes in application services for enterprise fraud management, for a total consideration of $ 6,910, which may increase by up to $2,500, upon the acquired business meeting certain operational targets in 2012 through 2014.

In accordance with ASC 805-30-35-1, the Company re-measures the contingent consideration based on the fair value at each reporting date until the contingency is resolved or the payment is made, while the changes in fair value are recognized in earnings in the financial expenses using the interest method over the period. The contingent payment was recorded at present value and was amortized using the interest method during the relevant period into financial expenses. As of December 31, 2012 the Company’s liability towards the sellers is estimated at $ 2,360.

The Purchaser (Matrix) and the seller hold mutual call and put options respectively for the remaining 40% interest. As a result of the put option, the Company recorded a redeemable non-controlling interest in the amount of $ 17,706.

The Company believes that the acquisition of this business will enable it to expand its professional services offering in the U.S and leverage its relationships with top tier customers. Acquisition related costs were immaterial.

The acquisition was accounted for by the purchase method. The results of operations were included in the consolidated financial statements of the Company commencing as of January 2, 2012.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed, with reference to the acquisition as of January 2, 2012:

Net assets	$267
Customer relationships	3,195
Backlog and non-compete agreement	338
Redeemable non-controlling interest	(17,706)
Goodwill	23,156

Net assets acquired	$9,250

Identifiable intangible assets, including customer relationship were valued using a variation of the income approach. This method utilized a forecast of expected cash inflows, cash outflows and contributory charges for economic returns on tangible and intangible assets employed.

Amounts of $ 3,195 and $ 338 of the purchase price were allocated to customer relationships and the backlog and non-compete agreements, respectively. The Company amortizes the customer relationships and backlog and non-compete agreement over periods of 4-5 years and 1-3 years, respectively.

On December 19, 2012 Matrix exercised its option to acquire from one of the sellers 20% interest in Exzac Inc., for a total consideration of $ 5,000 and an additional consideration determined based on a mechanism agreed between the parties which is based on the acquired business meeting certain operational targets in 2014. As of December 31, 2012 the Company’s liability towards the seller is estimated at $ 7,223. The purchaser and the remaining seller still hold mutual call and put options respectively for the remaining interest.

h.	During the year ended December 31, 2012, Formula and its subsidiaries completed 2 other acquisitions for a total cash consideration of approximately $9,400, of which $ 7,510 was attributed to goodwill and $ 1,890 on to acquired intangible assets. These acquisitions generally enhance the group's technologies, and our product offerings. Pro forma results of operations for these acquisitions have not been presented because they are not material to the consolidated results of operations, either individually or in the aggregate.